Income Taxes - Disclosure of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss for the year before taxes	$ (34,092)	$ (15,569)
Combined statutory tax rate	27.00%	27.00%
Expected tax recovery	$ (9,205)	$ (4,204)
Difference in foreign tax rates	(453)	(156)
Change in unrecognized deferred tax and other items	9,166	4,360
Income Tax Expense / (Recovery)	$ 492	$ 0